Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Schedule of Exchange Rate of Currencies

The following is the detail of the exchange rates of the main currencies used by the Group compared to the USD in the year ended December 31, 2021 and 2020:

	Average rate		Year-end spot rate
	2021	2020	Dec 31, 2021	Dec 31, 2020
Argentina (ARS/USD)	94.9	71.9	102.6	84.1
Brazil (BRL/USD)	5.4	4.6	5.6	5.2
Chile (CLP/USD)	758.5	730.0	850.3	711.2
Colombia (COP/USD)	3,741.8	3,354.8	3,981.2	3,432.5
Ecuador (USD/USD)	1.0	1.0	1.0	1.0
Egypt (EGP/USD)	15.7	15.8	15.8	15.7
India (IRN/USD)	72.2	72.2	74.3	73.1
Israel (NIS/USD)	3.1	3.3	3.0	3.2
Malta (EUR/USD)	0.8	0.8	0.8	0.8
Mexico (MXN/USD)	20.5	19.4	20.3	19.9
Morocco (MAD/USD)	9.2	9.2	9.2	8.9
Panama (USD/USD)	1.0	1.0	1.0	1.0
Peru (PEN/USD)	4.0	3.5	3.9	3.6
Uruguay (UYU/USD)	44.7	39.8	43.6	42.3

Summary of Depreciation Is Calculated on a Straight-Line Basis Over the Estimated Useful Lives

The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated on a straight-line basis over the estimated useful lives of the asset, as follows:

Computer Equipment	3 years

Building Improvements	10 years

Summary of Options Granted Under the Plan

Set out below are summaries of options granted under the plan:

	2021		2020
	Average		Average
	exercise price		exercise price
	per share		per share
	option	Number of	option	Number of
	(U.S. Dollars)	options and RSUs	(U.S. Dollars)	options
At the beginning of the year	1.22	17,361,000	1.22	406,500
Granted during the year	3.69	2,371,345	2.17	16,954,500
Exercised during the year	2.03	(15,685,000)	—	—
Forfeited during the year	4.15	(15,000)	—	—
At the end of the year	1.16	4,032,345	2.15	17,361,000
Vested and exercisable at the end of the year	3.54	486,750	2.02	15,685,000

Summary of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant date	Vesting period	Expiry date	Exercise price (U.S. Dollars per A Share)	Share options and RSUs December 31, 2021	Share options and RSUs December 31, 2020
August 1st, 2018	3 years	August 1st, 2021	0.74	90,500	271,500
October 1st, 2019	3 years	October 1st, 2022	2.18	90,000	135,000
January 31st, 2020	Less than 1 year	December 31st, 2024	2.04	—	15,459,000
August 24th, 2020	5 years	August 24th, 2025	3.30	835,000	835,000
November 15th, 2020	4 years	November 15th, 2024	4.15	135,000	135,000
November 23rd, 2020	5 years	November 23rd, 2025	3.88	525,500	525,500
January 1st, 2021	5 years	January 1st, 2026	3.88	210,000	—
March 1st, 2021	1 year	March 1st, 2022	0.002	**5,500	—
March 2nd, 2021	5 years	March 2nd, 2026	7.44	10,000	—
March 11th, 2021	5 years	March 11th, 2026	0.002	**1,031,000	—
March 11th, 2021	5 years	March 11th, 2026	7.44	36,000	—
March 12nd, 2021	5 years	March 12nd, 2026	7.44	7,000	—
March 15th, 2021	5 years	March 15th, 2026	7.44	7,500	—
March 29th, 2021	5 years	March 29th, 2026	7.44	10,000	—
May 11th, 2021	5 years	May 11th, 2026	7.44	927,500	—
May 11th, 2021	3 years	May 11th, 2024	0.002	**22,500	—
May 18th, 2021	5 years	May 18th, 2026	16.17	10,000	—
December 9th, 2021	5 years	December 9th, 2026	0.002	**79,345	—
Total				4,032,345	17,361,000

Weighted average remaining contractual life of restricted share units and share options outstanding at end of the year				4.24 years	4.02 years

*	Retroactively adjusted to reflect the effect of the stock split (Note 1).

**	It corresponds to Restricted Share Units ("RSUs") granted.

Summary of the Warrants Granted

Set out below is a summary of the warrants granted:

	2021		2020
	Average		Average
	exercise price		exercise price
	per share		per share
	warrant	Number of	warrant	Number of
	(U.S. Dollars)	warrants	(U.S. Dollars)	warrants
As at January 1	0.57	17,345,000	0.57	17,345,000
Granted during the year	—	—	—	—
Exercised during the year	0.57	(2,131,413)	—	—
As at December 31	0.57	15,213,587	0.57	17,345,000
Vested and exercisable at December 31	0.57	15,213,587	0.57	17,345,000